Inventory - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Inventory write down	$ 3,856,608	$ 270,902	$ 445,299